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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1.	Name and address of issuer:
Huntington Funds 2960 North Meridian Street, Suite 300 Indianapolis, IN 46208
2.

The name of each series or class of funds for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):                            ☐

	Huntington Tax Free Money Market Fund	Huntington Intermediate Government Income Fund
	Huntington Money Market Fund	Huntington Mortgage Securities Fund
	Huntington Ohio Municipal Money Market Fund	Huntington Ohio Tax-Free Fund
	Huntington U.S. Treasury Money Market Fund	Huntington Short/Intermediate Fixed Income Securities Fund
	Huntington Disciplined Equity Fund	Huntington Balanced Allocation Fund
	Huntington Dividend Capture Fund	Huntington Conservative Allocation Fund
	Huntington Global Select Markets Fund	Huntington Growth Allocation Fund
	Huntington Growth Fund	Huntington VA Balanced Fund
	Huntington Income Equity Fund	Huntington VA Dividend Capture Fund
	Huntington International Equity Fund	Huntington VA Growth Fund
	Huntington Macro 100 Fund	Huntington VA Income Equity Fund
	Huntington Mid Corp America Fund	Huntington VA International Equity Fund
	Huntington New Economy Fund	Huntington VA Macro 100 Fund
	Huntington Real Strategies Fund	Huntington VA Mid Corp America Fund
	Huntington Rotating Markets Fund	Huntington VA New Economy Fund
	Huntington Situs Fund	Huntington VA Real Strategies Fund
	Huntington Technical Opportunities Fund	Huntington VA Rotating Markets Fund
	Huntington Fixed Income Securities Fund	Huntington VA Situs Fund
Huntington VA Mortgage Securities Fund
3.	Investment Company Act File Number: 811-05010
Securities Act File Number: 33-11905
4(a).	Last day of the fiscal year for which this notice is filed: December 31, 2012

4(b).	☐	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)
Note: If the form is being filed late, Interest must be paid on the registration fee due.
4(c).	☐	Check box if this is the last time the issuer will be filing this Form. SEC 2393 (6-02)

5.	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):			$3,777,878,518

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$3,485,231,119

	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	$898,945,297

	(iv)	Total available redemption credits [Add items 5(ii) and 5(iii)]:		–	$4,384,176,416

	(v)	Net Sales—If item 5(i) is greater than item 5(iv) [subtract Item 5(iv) from Item 5(i)]:			$0

	(vi)	Redemption credits available for use in future years—if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$(606,297,898)

	(vii)	Multiplier for determining registration fee (See Instruction C.9):			0.0001364

	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii): (enter “0” if no fee is due):		=	$0

6.	Prepaid shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of recision of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here:                     . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:                     .

7.	Interest due.—if this Form is being filed more than 90 days after the end of the issuers fiscal year (see Instruction D):
					$0

8.	Total of amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
					$0.00

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:
		Method of Delivery:
		☐ Wire Transfer
		☐ Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert Silva
Robert Silva, Treasurer

Date 3/18/2013

*Please print the name and title of the signing officer below the signature.